Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Restricted Cash	RESTRICTED CASHThe Company has $0.1 million of restricted cash as at December 31, 2020 (2019: $0.1 million). This is restricted by law for the Norwegian tax authorities in relation to social security of employees.